Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Disclosure of summary illustrates the fluctuations in the exchange rates applied	The following summary illustrates the fluctuations in the exchange rates applied during the year ended December 31, 2025:

	Average rate	Closing rate
CAD	0.7098	0.7296
BRL	0.1791	0.1818